Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revenue (Details) [Line Items]
Unbilled revenue (in Dollars)	$ 0		$ 0		$ 55
Revenue recognized (in Dollars)			$ 3,763
Revenue recognized, percentage			95.00%
Service [Member]
Revenue (Details) [Line Items]
Revenue recognized from previously recorded contract liabilities (in Dollars)	$ 206	$ 1,056	$ 819	$ 1,865
Customers accounted [Member]
Revenue (Details) [Line Items]
Concentration risk, perentage	10.00%	10.00%	10.00%	10.00%
Largest Customer One [Member] | Accounts Receivable [Member]
Revenue (Details) [Line Items]
Concentration risk, perentage			34.00%
Largest Customer Two [Member] | Accounts Receivable [Member]
Revenue (Details) [Line Items]
Concentration risk, perentage			18.00%
Accounts Receivable [Member]
Revenue (Details) [Line Items]
Concentration risk, perentage					10.00%
Accounts Receivable [Member] | Largest Customer One [Member]
Revenue (Details) [Line Items]
Concentration risk, perentage					35.00%
Accounts Receivable [Member] | Largest Customer Two [Member]
Revenue (Details) [Line Items]
Concentration risk, perentage					12.00%